Loans Receivable - Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 10,071,124
Financing receivable, recorded investment, current	10,002,844
Financing receivable, recorded investment, past due	$ 68,280
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.68%	0.88%
Ratio of past due to total loans, net of charge-offs and LIPs, current	99.32%
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.68%
Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 25,007
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.25%
Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 7,014
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.07%
Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 36,259
Ratio of past due to total loans, net of charge-offs and LIPs, past due	0.36%
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 9,836,919
Financing receivable, recorded investment, current	9,780,558
Financing receivable, recorded investment, past due	$ 56,361
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.57%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 5,624,783
Financing receivable, recorded investment, current	5,574,384
Financing receivable, recorded investment, past due	$ 50,399
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.90%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 497,393
Financing receivable, recorded investment, current	497,393
Financing receivable, recorded investment, past due	$ 0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 229,957
Financing receivable, recorded investment, current	229,419
Financing receivable, recorded investment, past due	$ 538
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.23%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 88,662
Financing receivable, recorded investment, current	88,662
Financing receivable, recorded investment, past due	$ 0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 102,386
Financing receivable, recorded investment, current	100,373
Financing receivable, recorded investment, past due	$ 2,013
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.97%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 1,119,042
Financing receivable, recorded investment, current	1,117,453
Financing receivable, recorded investment, past due	$ 1,589
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.14%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 955,944
Financing receivable, recorded investment, current	955,604
Financing receivable, recorded investment, past due	$ 340
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.04%
Non-acquired loans | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 947,703
Financing receivable, recorded investment, current	947,661
Financing receivable, recorded investment, past due	$ 42
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 134,214
Financing receivable, recorded investment, current	133,683
Financing receivable, recorded investment, past due	$ 531
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.40%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	$ 136,835
Financing receivable, recorded investment, current	135,926
Financing receivable, recorded investment, past due	$ 909
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.66%
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 24,656
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	20,917
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	538
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	816
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	1,190
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	490
Non-acquired loans | Financing Receivables, 1 to 29 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	705
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	6,608
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	5,173
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	687
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	399
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	183
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	42
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 30 to 59 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	124
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	25,097
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	24,309
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	510
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	157
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	0
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	41
Non-acquired loans | Financing Receivables, 60 to 89 Days Past Due | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	80
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	115,394
Financing receivable, recorded investment, current	114,770
Financing receivable, recorded investment, past due	$ 624
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.54%
Acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 124
Acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	2
Acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	498
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	89,837
Financing receivable, recorded investment, current	84,625
Financing receivable, recorded investment, past due	$ 5,212
Ratio of past due loans to total loans, net of charge-offs and LIPs	5.80%
Credit-impaired acquired loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 227
Credit-impaired acquired loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	142
Credit-impaired acquired loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	4,843
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans, net of LIPs & charge-offs	28,974
Financing receivable, recorded investment, current	22,891
Financing receivable, recorded investment, past due	$ 6,083
Ratio of past due loans to total loans, net of charge-offs and LIPs	20.99%
Covered Loans | Financing Receivables, 1 to 29 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 0
Covered Loans | Financing Receivables, 30 to 59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	262
Covered Loans | Financing Receivables, 60 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, past due	$ 5,821